================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-PX

              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 INVESTMENT COMPANY ACT FILE NUMBER: 811-21338

                       AGIC CONVERTIBLE & INCOME FUND II
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                       1633 BROADWAY, NEW YORK, NY 10019
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                 ALLIANZ GLOBAL INVESTORS FUND MANAGEMENT LLC
                                 1633 BROADWAY
                              NEW YORK, NY 10019
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

       Registrant's telephone number, including area code: 212-739-3000

                     Date of fiscal year end: February 28

         Date of reporting period: July 1, 2011 through June 30, 2012

================================================================================

ITEM 1. PROXY VOTING RECORD

AGIC Convertible & Income Fund II - ICA# - 811-21338

--------------------------------------------------------------------------------
Registrant : AGIC Convertible & Income Fund II
Fund Name : AGIC Convertible & Income Fund II

--------------------------------------------------------------------------------
Fifth Third Bancorp
Ticker     Security ID:             Meeting Date          Meeting Status
FITB       CUSIP 316773100          04/17/2012            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Adoption of Majority     Mgmt       For        For        For
            Vote for Election of
            Directors

--------------------------------------------------------------------------------
HealthSouth Corporation
Ticker     Security ID:             Meeting Date          Meeting Status
HLS        CUSIP 421924309          05/03/2012            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                     Mgmt
1.1        Elect John Chidsey       Mgmt       For        For        For
1.2        Elect Donald Correll     Mgmt       For        For        For
1.3        Elect Yvonne Curl        Mgmt       For        For        For
1.4        Elect Charles Elson      Mgmt       For        For        For
1.5        Elect Jay Grinney        Mgmt       For        For        For
1.6        Elect Jon Hanson         Mgmt       For        For        For
1.7        Elect Leo Higdon, Jr.    Mgmt       For        For        For
1.8        Elect John Maupin, Jr.   Mgmt       For        For        For
1.9        Elect L. Edward Shaw,    Mgmt       For        For        For
            Jr.

2          Ratification of Auditor  Mgmt       For        For        For

3          Advisory Vote on         Mgmt       For        For        For
            Executive
            Compensation

SIGNATURES

   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):               AGIC Convertible & Income Fund II

By (Signature and Title)*:  /s/ Brian Shlissel
                            --------------------------
                            Name: Brian Shlissel
                            Title: President and
                            Chief Executive Officer

Date: August 27, 2012

* Print the name and title of each signing officer under his or her signature.